MINIMUM CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
MINIMUM CAPITAL REQUIREMENTS
Schedule of minimum capital requirement in accordance with the rules of Agrentine Cental Bank

	Year ended December 31,(2)
	2023	2022	2021

	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	51,149,308	20,729,624	12,957,481
Allocated to Bank premises and equipment, intangible assets and equity investment assets	10,474,161	3,747,910	2,035,689
Market risk	2,658,844	1,693,962	965,159
Public sector and securities in investment account,	272,202	625,570	34,489
Operational risk	21,891,498	8,188,453	4,805,957
Required minimum capital under Central Bank rules	86,446,013	34,985,519	20,798,775
Basic net worth	264,420,324	77,619,877	42,938,440
Complementary net worth	—	2,600,170	1,564,272
Deductions	(55,583,242)	(25,063,540)	(11,770,286)
Total capital under Central Bank rules	208,837,082	55,156,507	32,732,426
Excess capital	122,391,069	20,170,988	11,933,651
Credit Risk Weighted Assets (1)	756,569,592	303,351,644	181,430,487
Risk Weighted Assets (1)	1,058,040,330	428,238,464	254,513,436
Selected capital and liquidity ratios:
Regulatory capital/credit risk weighted assets	27.6%	18.2%	18.4%
Regulatory capital/risk weighted assets	19.7%	12.9%	12.9%
Average shareholders’ equity as a percentage of average total assets	14.5%	12.2%	12.5%
Total liabilities as a multiple of total shareholders’ equity	6.3x	8.3x	7.5x
Cash as a percentage of total deposits	14.4%	8.7%	11.1%
Liquid assets as a percentage of total deposits (3)	64.1%	46.0%	49.2%
Tier 1 Capital / risk weighted assets	19.7%	12.3%	12.2%

(1)	Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets, Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5, Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules,
(2)	Nominal values without inflation adjustment,
(3)	Liquid assets include cash, securities issued by the Central Bank, and Repo transactions with the Central Bank. This ratio does not consider other government securities held by the Company to set Minimum Reserve Requirements.